ACCRUED LIABILITIES AND OTHER PAYABLES	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

16. ACCRUED LIABILITIES AND OTHER PAYABLES

	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Accrued salaries	100	59
Others	1,926	1,069
Total	2,026	1,128

Accrued liabilities consist mainly of accrued salaries. Others consist mainly of accrued interests on note payables which due in 2026.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.